The Company and key events - The company (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee subsidiary	Jun. 30, 2025 EUR (€) employee	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Company Information [Abstract]
Net loss for the period	€ 19,623	€ 21,344
Total shareholders’ equity	€ (40,508)	€ 5,144	€ (21,704)	€ 8,834
Number of subsidiaries | subsidiary	1
Number of employees | employee	120	174